CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 9,140	$ 9,727
Accounts receivable, net of allowances for doubtful accounts of $6 and $6 as of March 31, 2015 and 2016, respectively	4,321	2,943
Inventories (note 4)	1,425	2,081
Prepaid expenses and other current assets	844	987
Total current assets	15,730	15,738
Goodwill (note 16)	77	77
Property, plant and equipment, net (note 5)	1,121	1,094
Long-term deposits	111	78
Investments in equity method investees (note 6)	0	0
TOTAL ASSETS	17,039	16,987
Current liabilities:
Accounts payable	1,307	1,579
Accrued expenses and other liabilities (note 7)	2,789	2,429
Income tax payable	440	334
Dividend payable	537	380
Total current liabilities	5,073	4,722
Deferred income taxes (note 3)	32	32
Total liabilities	$ 5,105	$ 4,754
Commitments and contingencies (note 8)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,801,874 shares as of March 31, 2015 and March 31, 2016, issued and outstanding)	$ 38	$ 38
Additional paid-in capital	11,370	11,370
Retained profits	512	782
Treasury shares, at cost - 5,049 shares as of March 31, 2015 and 2016 (note 9)	(14)	(14)
Accumulated other comprehensive income	(34)	8
Total Highway Holdings shareholder's equity	11,872	12,184
Non-controlling interest	62	49
Total Equity	11,934	12,233
TOTAL LIABILITIES AND EQUITY	$ 17,039	$ 16,987